Stock-based Compensation Restricted Stock Awards (Details) (Restricted Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
RSAs, Number, Beginning Balance	20,310
RSAs, Grants in Period	0
RSAs, Vested in Period	(20,310)
RSAs, Forfeited in Period	0
RSAs, Number, Ending Balance	0	20,310
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
RSAs, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.68
RSAs, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00
RSAs, Vested in Period, Weighted Average Grant Date Fair Value	$ 0.68
RSAs, Forfeitures, Weighted Average Grant Date Fair Value	$ 0.00
RSAs, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 0.00	$ 0.68
RSAs, Outstanding, Weighted Average Remaining Contractual Terms	0 years	8 years 8 months 9 days